Leases - Weighted-Average Remaining Lease Term and Discount Rates for Operating and Finance Leases (Details)	Dec. 31, 2023	Dec. 31, 2022
Lease term (years)
Operating leases	0 years	5 years 3 months 18 days
Finance leases	0 years	7 months 6 days
Discount rate
Operating leases	0.00%	10.60%
Finance leases	0.00%	10.20%